SCHEDULE OF AMOUNTS RECEIVABLE (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule Of Amounts Receivable
Trade accounts receivable	$ 822,660	$ 947,939
Sales tax receivable	334,262	93,643
Trade and other receivables, net	$ 1,156,922	$ 1,041,582